Accounts Receivable, Net	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
EUDA Health Limited [Member]
Accounts Receivable, Net

Note 6 – Accounts receivable, net

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Accounts receivable*	$2,067,922	$1,883,115	$1,652,658
Allowance for doubtful accounts	(70,238)	(80,799)	(37,898)
Total accounts receivable, net	$1,997,684	$1,802,316	$1,614,760

*	As of June 30, 2022, December 31, 2021, and December 31, 2020, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 12).

Movements of allowance for doubtful accounts are as follows:

	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
Beginning balance	$80,799	$37,898	$10,325
(Recovery) Addition	(8,350)	43,804	26,894
Write-off	-	-	(646)
Exchange rate effect	(2,211)	(903)	1,325
Ending balance	$70,238	$80,799	$37,898

Note 5 – Accounts receivable, net

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Accounts receivable*	$1,972,435	$1,883,115
Allowance for doubtful accounts	(88,004)	(80,799)
Total accounts receivable, net	$1,884,431	$1,802,316

*	As of September 30, 2022 and December 31, 2021, accounts receivable of up to approximately $0.6 million (SGD 0.8 million) were pledged to the short term loan from United Overseas Bank Limited (See Note 11).

Movements of allowance for doubtful accounts are as follows:

	September 30, 2022	December 31, 2021
	(Unaudited)
Beginning balance	$80,799	$37,898
Addition	12,616	43,804
Write-off	-	-
Exchange rate effect	(5,411)	(903)
Ending balance	$88,004	$80,799